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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Morgan, Lewis & Bockius LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2016 - 6/30/2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Alaska Air Group, Inc.	ALK	11659109	5/4/2017
1. Election of ten directors: A. Patricia M. Bedient, B. Marion C. Blakey, C. Phyllis J. Campbell, D. Dhiren R. Fonseca, E. Jessie J. Knight, Jr., F. Dennis F. Madden, G. Helvi K. Sandvik, H. J. Kenneth Thompson, I. Bradley D. Tilden, J. Eric K. Yeaman.
					Issuer	No
				2. Advisory vote to approve the compensation of the Company's named executive officers.	Issuer	No
				3. Advisory vote on frequency of future advisory vote on named executive officer compensation.	Issuer	No
				4. Adoption and approval of amendment of the certification of incorporation to increase authorized shares of common stock.	Issuer	No
				5. Ratification of the appointment of KPMG LLP as the Company's independent accountants for fiscal year 2017.	Issuer	No
				6. Stockholder proposal regarding changes to the Company's proxy access bylaw.	Security Holder	No

Applied Materials	AMAT	38222105	3/9/2017
1. Election of nine directors: 1A. Judy Bruner, 1B. Xun (Eric) Chen, 1C. Aart J. De Geus, 1D. Gary E. Dickerson, 1E. Stephen R. Forrest, 1F. Thomas J. Iannotti, 1G. Alexander A. Karsner, 1H. Adrianna C. Ma, 1I. Dennis D. Powell.
					Issuer	Yes	For	For
				2. Approval, on an advisory basis, of the compensation of Applied Materials' named executive officers for fiscal year 2016.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the frequency of holding an advisory vote on executive compensation to 1 year.	Issuer	Yes	For	For

4. Approval of the material terms of the performance goals for purposes of section 162(M) and an annual limit on awards to non-employee directors under the amended and restated employee stock incentive plan.
					Issuer	Yes	For	For
				5. Approval of the material terms of the performance goals for purposes of section 162 (M) under the amended and restated senior executive bonus plan.	Issuer	Yes	For	For
				6. Ratification of the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2017.	Issuer	Yes	For	For

ASML Holding N V	ASML	N07059210	4/26/2017	4. Proposal to adopt the financial statements of the Company for the financial year 2016, as prepared in accordance to Dutch law.	Issuer	No
				5. Proposal to discharge the members of the Board of Management from liability for their responsibilities in the financial year 2016.	Issuer	No
				6. Proposal to discharge the members of the Supervisory Board from liability for their responsibilities in the financial year 2016.	Issuer	No
				7. Clarification of the Company's reserves and dividend policy.	Issuer	No
				8. Proposal to adopt a dividend of EUR 1.20 per ordinary share.	Issuer	No
				9. Proposal to adopt the revised remuneration policy for the Board of Management.	Issuer	No
				10. Proposal to approve the number of shares for the Board of Management.	Issuer	No
				11. Proposal to approve the number of stock options and / or shares for employees.	Issuer	No
				12. Composition of the Board of Management.	Issuer	No

13. Compostiion of the Supervisory Board, Proposal to elect four directors: 13a. Reappoint Ms. P.F.M Pauline van der Meer Mohr, 13b. Reappoint Ms. C.M.S Carla Smits-Nusteling, 13c. Reappoint Mr. D.A Doug Grose, 13d. Reappoint Mr. W.H Wolfgang Ziebart.
					Issuer	No
				14. Proposal to adjust the remuneration of the Supervisory Board.	Issuer	No
				15. Proposal to appoint KPMG LLP Accountants N.V. as external auditor for the reporting year 2018.	Issuer	No

16. Proposals to authorize the Board of Management to issue ordinary shares or grant rights to subscribe for ordinary shares as well as to restrict or exclude the pre-emption rights accruing to shareholders: 16a. Authorization to issue ordinary shares or grant rights to subscribe for ordinary shares (5%), 16b. Authorization to restrict or exclude pre-emption rights, 16c. Authorization to issue or grant rights to subscribe for ordinary shares in connection with or on the occasion of mergers, acquisitions and or strategic alliances (5%), 16d. Authorization to restrict or exclude pre-emption rights.
					Issuer	No

17. Proposals to authorize the Board of Management to acquire ordinary shares: 17a. Authorization to repurchase ordinary shares up to 10% of the issued share capital, 17b. Authorization to repurchase additional ordinary shares up to 10% of the issued share capital.
					Issuer	No
				18. Proposal to cancel ordinary shares.	Issuer	No

Bank of America	BAC	60505104	4/26/2017
1. Election of fourteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White, M. Thomas D. Woods, N. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. A vote on the frequency of future advisory "Say on Pay" resolutions for each year.	Issuer	Yes	For	For
				4. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				5. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding divestiture & division study sessions.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding report concerning gender pay equity.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/25/2017
1. Proposal to elect fifteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Anthony M. Santomero, K. Diana L. Taylor, L. William S. Thompson, JR., M. James S. Turley, N. Deborah C. Wright, O. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2016 executive compensation.	Issuer	Yes	For	For
				4. Advisory vote to approve the frequency of future advisory votes on executive compensation to 1 year.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a report on the Company's policies and goals to reduce gender pay gap.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that the Board appoint a Stockholder Value Committee to address whether the divestiture of all non-core banking business segments would enhance shareholder value.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For

8. Stockholder proposal requesting an amendment to the General Clawback policy to provide that a substantial portion of annual total compensation of Executive officers shall be deferred and forfeited, in part or whole, at the discretion of the Board, to help satisfy any monetary penalty associated with a violation of law.
					Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

Goldman Sachs Group, Inc.	GS	38141G104	4/28/2017
1. To elect eleven directors: A. Lloyd C. Blankfein, B. M. Michele Burns, C. Mark A. Flaherty, D. William W. George, E. James A. Johnson, F. Ellen J. Kullman, G. Lakshmi N. Mittal, H. Adebayo O. Oguniesi, I. Peter Oppenheimer, J. David A. Viniar, K. Mark O. Winkelman.
					Issuer	No
				2. Advisory vote to approve executive compensation.	Issuer	No
				3. Advisory vote on the frequency of Say on Pay.	Issuer	No
				4. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2017.	Issuer	No

JP Morgan Chase & Co.	JPM	46625H100	5/16/2017
1. To elect twelve directors: a. Linda B. Bammann, b. James A. Bell, c. Crandall C. Bowles, d. Stephen B. Burked, e. Todd A. Combs, f. James S. Crown, g. James Dimon, h. Timothy P. Flynn, i. Laban P. Jackson, Jr., j. Michael A. Neal, k. Lee R. Raymond, l. William C. Weldon.
					Issuer	Yes	For	For
				2. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				3. Ratification of PricewaterhouseCoopers LLP as company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. Advisory vote on frequency of advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				5. Stockholder proposal regarding an independent board chairman.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding vesting for government service.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding gender pay equity.	Security Holder	Yes	Against	For
				9. Stockholder proposal regarding how votes are counted.	Security Holder	Yes	Against	For
				10. Stockholder proposal regarding special shareowner meetings.	Security Holder	Yes	Against	For

Lam Research Corporation	LRCX	512807108	11/9/2016
1. To elect nine directors: 01. Martin B. Anstice, 02. Eric K. Brandt, 03. Michael R. Cannon, 04. Youssef A. El-Mansy, 05. Christine A.Heckart, 06. Catherine P. Leggo, 07. Stephen G. Newberry, 08. Abhijit Y. Talwalkar, 09. Rick L. Tsai.
					Issuer	Yes	For	For

2. Elect two additional directors, subject to and contingent upon the acquisition of KLA-Tenco Corporation being consummated prior to 2016 annual meeting of stockholders: 10. John T. Dickson, 11. Gary B. Moore.
					Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of the named executive officers of Lam Research.	Issuer	Yes	For	For
				4. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2017.	Issuer	Yes	For	For

Lowes Companies, Inc.	LOW	548661107	6/2/2017
1. Elect eleven directors: 01. Raul Alvarez, 02. Angela F. Braly, 03. Sandra B. Cochran, 04. Laurie Z. Douglas, 05. Richard W. Dreiling, 06. Robert L. Johnson, 07. Marshall O. Larsen, 08. James H. Morgan, 09. Robert A. Niblock, 10. Bertram L. Scott, 11. Eric C. Wiseman.
					Issuer	No
				2. Advisory vote to approve Lowe's named executive officer compensation in fiscal 2016.	Issuer	No
				3. Advisory vote on the frequency of future advisory votes to approve Lowe's named executive officer compensation	Issuer	No

				4. Ratification of the appointment of Deloitte & Touche LLP as Lowe's independent registered public accounting firm for fiscal 2017.	Issuer	No
				5. Stockholder proposal regarding the feasibility of setting renewable energy sourcing target.	Security Holder	No

Micron Technology, Inc.	MU	595112103	1/18/2017	1. Elect seven directors: 1. Robert L. Bailey, 2. Richard M. Beyer, 3. Patrick J. Byrne, 4. D. Mark Duncan, 5. Mercedes Johnson, 6. Lawrence N. Mondry, 7. Robert E. Switz.	Issuer	Yes	For	For
				2. Approve Company's amended and restated 2007 equity incentive plan and increase the shares reserved for issuance thereunder by 30,000,000.	Issuer	Yes	Against	Against
				3. Ratify the adoption of Company's section 382 rights agreement.	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the fiscal year ending August 31, 2017.	Issuer	Yes	For	For
				5. Approve a non-binding resolution to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/22/2017
1. Elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Dennis M. Nally, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, Jr.
					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approve the compensation of executives.	Issuer	Yes	For	For
				4. Vote on the frequency of holding a non-binding advisory vote on the compensation of executives to 1 year.	Issuer	Yes	For	For
				5. Approve the amended and restated equity incentive compensation plan to increase the number of authorized shares and extend the term.	Issuer	Yes	Against	Against
				6. Approve the amended and restated director's equity capital accumulation plan to increase the number of authorized shares.	Issuer	Yes	For	For
				7. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Nvidia Corporation	NVDA	67066G104	5/23/2017
1. Elect twelve directors: a. Robert K. Burgess, b. Tench Coxe, c. Persis S. Drell, d. James C. Gaither, e. Jen-Hsun Huang, f. Dawn Hudson, g. Harvey C. Jones, h. Michael G. McCaffery, i. William J. Miller, j. Mark L. Perry, k. A. Brooke Seawell, l. Mark A. Stevens.
					Issuer	No
				2. Approval of executive compensation.	Issuer	No
				3. Approval of the frequency of holding a vote on executive compensation to 1 year.	Issuer	No
				4. Ratification of selection of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for fiscal year 2018.	Issuer	No

Petroleo Brasileiro	PBR	71654V408	11/30/2016
1. Election of a member of the Board of Directors by minority shareholders, holding common shares, in compliance with article 150 of the Brazilian Corporation law and article 25 of the Bylaws, Mr. Marcelo Mesquita de Siqueira Filho.
					Issuer	Yes	For	For

2. Proposal for approval of the sale of 90% of the stake owned by Petrobras in the Nova Transportation do Sudeste-NTS for the Nova Infraestrutura Fundo de Investimento em Participacoes, and equity fund managed by Brookfield Asset Management Investment Brazil Ltda., immediately after the completion of the corporate reorganization involving the NTS and the Transportadora Associada de Gas-Tag, under implementation.
					Issuer	Yes	For	For

				3. Proposal for Petrobras waiver it's preemptive right to subsribe in the debentures convertible into shares that will be issued in due course by NTS as a subsidiary of Petrobras.	Issuer	Yes	For	For
				4. Proposed reform of Bylaws of Petrobras.	Issuer	Yes	For	For
				5. Consolidation of the Bylaws to reflect the approved changes.	Issuer	Yes	For	For

Prudential Financial, Inc.	PRU	744320102	5/9/2017
1. Elect twelve directors: A. Thomas J. Baltimore, Jr., B. Gilbert F. Casellas, C. Mark B. Grier, D. Martina Hund-Mejean, E. Karl J. Krapek, F. Peter R. Lighte, G. George Paz, H. Sandra Pianalto, I. Christine A. Poon, J. Douglas A. Scovanner, K. John R. Strangfeld, L. Michael A. Todman.
					Issuer	Yes	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				4. Advisory vote on frequency of executive officer compensation non-binding votes to 1 year.	Issuer	Yes	For	For
				5. Shareholder proposal regarding an independent board chairman.	Security Holder	Yes	Against	For

Teradyne, Inc.	TER	880770102	5/6/2017	1. Elect eight directors: A. Michael A. Bradley, B. Daniel W. Christman, C. Edwin J. Gillis, D. Timothy E. Guertin, E. Mark E. Jagiela, F. Mercedes Johnson, G. Paul J. Tufano, H. Roy A. Vallee.	Issuer	Yes	For	For
				2. Approve, in a non-binding, advisory vote, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Approve, in a non-binding, advisory vote, the frequency of an advisory vote on the compensation of the Company's named executives to 1 year.	Issuer	Yes	For	For
				4. Ratify the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For

Vale S.A	VALE	91912E105	4/20/2017	1.1. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year ending December 31, 2016.	Issuer	No
				1.2. Proposal for the destination of profits of the fiscal year of 2016.	Issuer	No

1.3. Appointment of the members of the Board of Directors: Effectives: Gueitiro Matsuo Genso, Dan Antonio Marinho Conrado, Marcel Juviniano Barros, Eduardo Refinetti Guardia, Fernando Jorge Buso Gomes, Denise Pauli Pavarina, Shinichiro Omachi, Oscar Augusto Camargo Filho, Eduardo de Salles Bartolomeo: Alternates: Gilberto Antonio Vieira, Arthur Prada Silva, Francisco Ferreira Alexandre, Robson Rocha, Moacir Nachbar Junior, Luiz Mauricio Leuzinger, Yoshitomo Nishimitsu, Eduardo de Oliveira Rodrigues Filho.
					Issuer	No
				1.4 Appointment of the members of the fiscal council: Effectives: Marcelo Amaral Moraes, Marcus Vinicius Dias Severini, Eduardo Cesar Pasa: Alternates: Sergio Mamede Rosa do Nasciemento.	Issuer	No
				1.5 Establishment of the global remuneration of the Senior Management members, Fiscal Council members and Advisory Committee members for 2017.	Issuer	No
				1.5.2 Establishment of the remuneration of the Fiscal Council members for 2017.	Issuer	No

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Bank of America	BAC	60505104	4/26/2017
1. Election of fourteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White, M. Thomas D. Woods, N. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. A vote on the frequency of future advisory "Say on Pay" resolutions for each year.	Issuer	Yes	For	For
				4. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				5. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding divestiture & division study sessions.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding report concerning gender pay equity.	Security Holder	Yes	Against	For

Choice Hotels International, Inc.	CHH	169905106	4/21/2017
1. Election of nine directors: A. Barbara T. Alexander, B. Stewart W. Bainum, JR., C. William L. Jews, D. Stephen P. Joyce, E. Monte J. M. Koch, F. Liza K. Landsman, G. Scott A. Renschler, H. Ervin R. Shames, I. John P. Tague.
					Issuer	Yes	For	For
				2. Advisory vote on the frequency of future advisory votes on executive compensation to 1 year.	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				4. Approval of Choice Hotels International 2017 long-term incentive plan.	Issuer	Yes	Against	Against
				5. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For

Citigroup Inc.	C	172967424	4/25/2017
1. Proposal to elect fifteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Anthony M. Santomero, K. Diana L. Taylor, L. William S. Thompson, JR., M. James S. Turley, N. Deborah C. Wright, O. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2016 executive compensation.	Issuer	Yes	For	For
				4. Advisory vote to approve the frequency of future advisory votes on executive compensation to 1 year.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a report on the Company's policies and goals to reduce gender pay gap.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that the Board appoint a Stockholder Value Committee to address whether the divestiture of all non-core banking business segments would enhance shareholder value.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For

8. Stockholder proposal requesting an amendment to the General Clawback policy to provide that a substantial portion of annual total compensation of Executive officers shall be deferred and forfeited, in part or whole, at the discretion of the Board, to help satisfy any monetary penalty associated with a violation of law.
					Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

Coresite Realty Corporation	COR	21870Q105	5/24/2017	1. Elect seven directors: 01. Robert G. Stuckey, 02. Paul E. Szurek, 03. James A. Attwod, Jr., 04. Kelly C. Chambliss, 05. Michael R. Koehler, 06. J. David Thompson, 07. David A. Wilson.	Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future advisory votes to approve the compensation of named executive officers to 1 year.	Issuer	Yes	For	For

Cyrusone Inc.	CONE	23283R100	4/28/2017
1. Elect eight directors: 01. Gary J. Wojtaszek, 02. David H. Ferdman, 03. John W. Gamble, JR., 04. Michael A. Klayko, 05. T. Tod Nielsen, 06. Alex Shumate, 07. William E. Sullivan, 08. Lynn A. Wentworth.
					Issuer	Yes	For	For
				2. Approval of the advisory resolution to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For

Digital Realty Trust, Inc.	DLR	253868103	5/8/2017
1. Elect nine directors: a. Dennis E. Singleton, b. Laurence A. Chapman, c. Kathleen Earley, d. Kevin J. Kennedy, e. William G. LaPerch, f. Afshin Mohebbi, g. Mark R. Patterson, h. A. William Stein, i. Robert H. Zerbst.
					Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2017.	Issuer	Yes	For	For
				3. To adopt a resolution to approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Recommendation, on a non-binding, advisory basis, regarding the frequency of holding future advisory votes on the compensation of Company's named executive officers to 1 year.	Issuer	Yes	For	For

D.R. Horton, Inc.	DHI	23331A109	1/19/2017	1. Elect five directors: A. Donald R. Horton, B. Barbara K. Allen, C. Brad S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt.	Issuer	Yes	For	For
				2. Approval of the advisory resolution on executive compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

Equinix, Inc.	EQIX	29444U700	5/31/2017
1. Elect ten directors: 01. Thomas Bartlett, 02. Nanci Caldwell, 03. Gary Hromadko, 04. John Hughes, 05. Scott Kriens, 06. William Luby, 07. Irving Lyons, III, 08. Christopher Paisley, 09. Stephen Smith, 10. Peter Van Camp.
					Issuer	Yes	For	For
				2. Approve by a non-binding advisory vote the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Approve by a non-binding advisory vote the frequency of stockholder non-binding advisory votes on the Company's named executive officer compensation to 1 year.	Issuer	Yes	For	For
				4. Approve long-term incentive performance terms for certain of Company's executives.	Issuer	Yes	For	For
				5. Ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For

Extended Stay America, Inc.	STAY	30224P211	5/17/2017	1. Elect seven directors: 01. Gerardo I. Lopez, 02. Douglas G. Geoga, 03. Kapila K. Anand, 04. Neil Brown, 05. Steven Kent, 06. Lisa Palmer, 07. Adam M. Burinescu.	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Approve, on an advisory basis, ESH Reit's executive compensation.	Issuer	Yes	For	For

Freeport-McMoRan Inc.	FCX	35671D857	6/6/2017
1. Elect eight directors: 01. Richard C. Adkerson, 02. Gerald J. Ford, 03. Lydia H. Kennard, 04. Andrew Langham, 05. Jon C. Madonna, 06. Courtney Mather, 07. Dustan E. McCoy, 08. Frances Fragos Townsend.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of Company's names executive officers.	Issuer	Yes	For	For

La Quinta Holdings Inc.	LQ	50420D108	5/18/2017
1. Elect ten directors: 01. James R. Abrahamson, 02. Glenn Alba, 03. Scott O. Bergren, 04. Alan J. Bowers, 05. Henry G. Cisneros, 06. Keith A. Cline, 07. Giovanni Cutaia, 08. Brian Kim, 09. Mitesh B. Shah, 10. Gary M. Sumers.
					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2017.	Issuer	Yes	For	For

3. Approve the adoption of an amendment to the Company's amended and restated certificate of incorporation to (I) effect a reverse stock split of the Company's common stock at a ration to be determined by the board of directors in its discretion from five designated alternatives and (II) reduce the number of authorized shares of the Company's common stock by the approved reverse split ratio.
					Issuer	Yes	For	For
				4. Approve, in a non-binding advisory vote, the compensation paid to the Company's named executive officers.	Issuer	Yes	For	For

Marriot International, Inc.	MAR	571903202	5/5/2017
1. Elect fourteen directors: a. J.W. Marriot, Jr., b. Mary K. Bush, c. Bruce W. Duncan, d. Deborah M. Harrison, e. Frederick A. Henderson, f. Eric Hippeau, g. Lawrence W. Kellner, h. Debra L. Lee, i. Aylwin B. Lewis, j. George Munoz, k. Steven S. Reinemund, l. W. Mitt Ronmey, m. Susan C. Schwab, n. Arne M. Sorenson.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young as the Company's independent registered public accounting firm for fiscal 2017.	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future advisory votes to approve executive compensation.	Issuer	Yes	For	For
				5. Stockholder proposal recommending adoption of Holy Land Principles.	Security Holder	Yes	Against	For

Martin Marietta Materials, Inc.	MLM	573284106	5/18/2017	1. Elect four directors: 1. Sue W. Cole, 2. Michael J. Quillen, 3. John J. Koraleski, 4. Stephen P. Zelnak, Jr.	Issuer	No
				2. Ratification of selection of PricewaterhouseCoopers LLP as independent auditors.	Issuer	No
				3. Approve, by a non-binding advisory vote, the compensation of Martin Marietta Materials, Inc.'s named executive officers.	Issuer	No
				4. Selection, by a non-binding advisory vote, of the frequency of future shareholder votes to approve the compensation of Martin Marietta Materials, Inc.'s named executive officers to 1 year.	Issuer	No
				5. Shareholder proposal asking the board of directors to adopt a proxy access bylaw.	Security Holder	No

Morgan Stanley	MS	617446448	5/22/2017
1. Elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Dennis M. Nally, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, Jr.
					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approve the compensation of executives.	Issuer	Yes	For	For
				4. Vote on the frequency of holding a non-binding advisory vote on the compensation of executives to 1 year.	Issuer	Yes	For	For
				5. Approve the amended and restated equity incentive compensation plan to increase the number of authorized shares and extend the term.	Issuer	Yes	Against	Against
				6. Approve the amended and restated director's equity capital accumulation plan to increase the number of authorized shares.	Issuer	Yes	For	For
				7. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Potlatch Corporation	PCH	737630103	5/1/2017	1. Elect three directors: A. John S. Moody, B. Lawrence S. Peiros, C. Linda M. Breard.	Issuer	No
				2. Ratification of the appointment of KPMG LLP as Company's independent auditors for 2017.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Recommendation, by non-binding vote, of the frequency of future non-binding votes on executive compensation to 1 year.	Issuer	No

PulteGroup, Inc.	PHM	745867101	5/3/2017
1. Elect twelve directors: A. Brian P. Anderson, B. Bryce Blair, C. Richard W. Dreiling, D. Thomas J. Folliard, E. Joshua Gotbaum, F. Cheryl W. Grise, G. Andre J. Hawaux, H. Ryan R. Marshall, I. Patrick J. O'Leary, J. John R. Peshkin, K. Scott F. Powers, L. William J. Pulte.
					Issuer	No
				2. Ratification of the appointment of Ernst & Young LLP as Company's independent registered public accounting firm.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Advisory vote to approve the frequency of the advisory vote regarding executive compensation to year.	Issuer	No

QTS Realty Trust, Inc.	QTS	74736A103	5/4/2017	1. Elect eight directors: 1. Chad L. Williams, 2. John W. Barter, 3. William O. Grabe, 4. Catherine R. Kinney, 5. Peter A. Marino, 6. Scott D. Miller, 7. Philip P. Trahanas, 8. Stephen E. Westhead.	Issuer	Yes	For	For
				2. Approve, on a non-binding advisory basis, the compensation paid to the Company's named executive officers.	Issuer	Yes	For	For
				3. Approve the 2017 amended and restated QTR Realty Trust, Inc. employee stock purchase plan.	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For

Rio Tinto Plc	RIO	767204100	4/12/2017	1. Receipt of the 2016 Annual report.	Issuer	No
				2. Approval of the Directors' report on remuneration and remuneration committee chairmans letter.	Issuer	No
				3. Approval of the renumeration report.	Issuer	No
				4. Approval of potential termination benefits.	Issuer	No
				5. Re-elect Megan Clark as a director.	Issuer	No
				6. Elect David Constable as a director.	Issuer	No
				7. Re-elect Jan du Plessis as a director.	Issuer	No
				8. Re-elect Ann Godbehere as a director.	Issuer	No

				9. Elect Simon Henry as a director effective as of July 1, 2017.	Issuer	No
				10. Elect Jean-Sebastien Jacques as a director.	Issuer	No
				11. Elect Sam Laidlaw as a director.	Issuer	No
				12. Re-elect Michael L'Estrange as a director.	Issuer	No
				13. Re-elect Chris Lynch as a director.	Issuer	No
				14. Re-elect Paul Tellier as a director.	Issuer	No
				15. Re-elect Simon Thompson as a director.	Issuer	No
				16. Re-elect John Varley as a director.	Issuer	No
				17. Re-appointment of auditors.	Issuer	No
				18. Remuneration of auditors.	Issuer	No
				19. Authority to make political donations.	Issuer	No
				20. General authority to allot shares.	Issuer	No
				21. Disapplication of pre-emptive rights.	Issuer	No
				22. Authority to purchase Rio-Tinto plc shares.	Issuer	No
				23. Notice period for general meetings other than annual general meetings.	Issuer	No

Southern Copper Corporation	SCCO	84265V105	4/27/2017
1. Elect ten directors: 1. German L. Mota-Velasco, 2. Oscar Gonzalez Rocha, 3. Emilio Carrillo Gamboa, 4. Alfredo Casar Perez, 5. Enrique C.S. Mejorada, 6. Xavier G. De Q. Topete, 7. Daniel M. Quintanilla, 8. Luis M.P. Bonilla, 9. Gilberto P. Cifuentes, 10. Carlos Ruiz Sacristan.
					Issuer	Yes	For	For
				2. Approve the extension of the directors' stock award plan.	Issuer	Yes	For	For
				3. Ratify the audit committee's selection of Galaz, Yamazaki, Ruiz Urquiza S.C., a member firm of Deloitte Touche Tohmatsu Limited, as Company's independent accountants for 2017.	Issuer	Yes	For	For
				4. Approve by, non-binding vote, executive compensation.	Issuer	Yes	For	For
				5. Recommend by, non-binding advisory vote, the frequency of the advisory vote on executive compensation to 1 year.	Issuer	Yes	For	For

Vale S.A	VALE	91912E105	8/12/2016
1.1 Ratification of the appointment of an effective and an alternate members of the board of directors, on the meetings of the board of directors held on 04/27/2016 and 05/25/2016, respectively, in accordance with the article 11, section 10 of Vale's by-laws.
					Issuer	Yes	For	For
				1.2 Proposal to include a new section 4 in article 26 of Vale's by-laws regarding the age limitation to the exercise of functions of member of the executive baord of the company.	Issuer	Yes	For	For

1.3 Proposal to amend the sole paragraph of article 9 of Vale's by-laws in order to establish that any person appointed by the chairman of the board of directors may serve as chairman of the shareholders general meetings in the case of temporary absence or impediment of the chairman or vice-chairman of the board of directors or their respective alternates.
					Issuer	Yes	For	For

Vale S.A	VALE	91912E105	4/20/2017	1.1. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year ending December 31, 2016.	Issuer	No
				1.2. Proposal for the destination of profits of the fiscal year of 2016.	Issuer	No

1.3. Appointment of the members of the Board of Directors: Effectives: Gueitiro Matsuo Genso, Dan Antonio Marinho Conrado, Marcel Juviniano Barros, Eduardo Refinetti Guardia, Fernando Jorge Buso Gomes, Denise Pauli Pavarina, Shinichiro Omachi, Oscar Augusto Camargo Filho, Eduardo de Salles Bartolomeo: Alternates: Gilberto Antonio Vieira, Arthur Prada Silva, Francisco Ferreira Alexandre, Robson Rocha, Moacir Nachbar Junior, Luiz Mauricio Leuzinger, Yoshitomo Nishimitsu, Eduardo de Oliveira Rodrigues Filho.
					Issuer	No
				1.4 Appointment of the members of the fiscal council: Effectives: Marcelo Amaral Moraes, Marcus Vinicius Dias Severini, Eduardo Cesar Pasa: Alternates: Sergio Mamede Rosa do Nasciemento.	Issuer	No

				1.5 Establishment of the global remuneration of the Senior Management members, Fiscal Council members and Advisory Committee members for 2017.	Issuer	No
				1.5.2 Establishment of the remuneration of the Fiscal Council members for 2017.	Issuer	No

Vulcan Materials Company	VMC	929160109	5/12/2017	1. Elect four directors: A. O.B. Grayson Hall, Jr., B. James T. Prokopanko, C. David P. Steiner, D. Kathleen Wilson-Thompson.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	No
				3. Advisory vote on the frequency of future advisory votes on executive compensation to 1 year.	Issuer	No
				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2017.	Issuer	No

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Alaska Air Group, Inc.	ALK	11659109	5/4/2017
1. Election of ten directors: A. Patricia M. Bedient, B. Marion C. Blakey, C. Phyllis J. Campbell, D. Dhiren R. Fonseca, E. Jessie J. Knight, Jr., F. Dennis F. Madden, G. Helvi K. Sandvik, H. J. Kenneth Thompson, I. Bradley D. Tilden, J. Eric K. Yeaman.
					Issuer	No
				2. Advisory vote to approve the compensation of the Company's named executive officers.	Issuer	No
				3. Advisory vote on frequency of future advisory vote on named executive officer compensation.	Issuer	No
				4. Adoption and approval of amendment of the certification of incorporation to increase authorized shares of common stock.	Issuer	No
				5. Ratification of the appointment of KPMG LLP as the Company's independent accountants for fiscal year 2017.	Issuer	No
				6. Stockholder proposal regarding changes to the Company's proxy access bylaw.	Security Holder	No

Alibaba Group Holdings Limited	BABA	01609W102	8/16/2016	1. Election of five directors: 1a. Daniel Yong Zhang, 1b. Chee Hwa Tung, 1c. Jerry Yang, 1d. Wan Ling Martello, 1e. Eric Ziandong Jing.	Issuer	No
				2. Ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm of the company.	Issuer	No

Applied Materials	AMAT	38222105	3/9/2017
1. Election of nine directors: 1A. Judy Bruner, 1B. Xun (Eric) Chen, 1C. Aart J. De Geus, 1D. Gary E. Dickerson, 1E. Stephen R. Forrest, 1F. Thomas J. Iannotti, 1G. Alexander A. Karsner, 1H. Adrianna C. Ma, 1I. Dennis D. Powell.
					Issuer	Yes	For	For
				2. Approval, on an advisory basis, of the compensation of Applied Materials' named executive officers for fiscal year 2016.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the frequency of holding an advisory vote on executive compensation to 1 year.	Issuer	Yes	For	For

4. Approval of the material terms of the performance goals for purposes of section 162(M) and an annual limit on awards to non-employee directors under the amended and restated employee stock incentive plan.
					Issuer	Yes	For	For
				5. Approval of the material terms of the performance goals for purposes of section 162 (M) under the amended and restated senior executive bonus plan.	Issuer	Yes	For	For
				6. Ratification of the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2017.	Issuer	Yes	For	For

Banco Bradesco S.A.	BBD	59460303	3/10/2017	1. Elect the Fiscal Council's members; Luiz Carlos De Freitas, Jose Luiz Rodrigues Bueno.	Issuer	Yes	For	For

Bank of America	BAC	60505104	4/26/2017
1. Election of fourteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White, M. Thomas D. Woods, N. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. A vote on the frequency of future advisory "Say on Pay" resolutions for each year.	Issuer	Yes	For	For

				4. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				5. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding divestiture & division study sessions.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding report concerning gender pay equity.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/25/2017
1. Proposal to elect fifteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Anthony M. Santomero, K. Diana L. Taylor, L. William S. Thompson, JR., M. James S. Turley, N. Deborah C. Wright, O. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2016 executive compensation.	Issuer	Yes	For	For
				4. Advisory vote to approve the frequency of future advisory votes on executive compensation to 1 year.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a report on the Company's policies and goals to reduce gender pay gap.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that the Board appoint a Stockholder Value Committee to address whether the divestiture of all non-core banking business segments would enhance shareholder value.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For

8. Stockholder proposal requesting an amendment to the General Clawback policy to provide that a substantial portion of annual total compensation of Executive officers shall be deferred and forfeited, in part or whole, at the discretion of the Board, to help satisfy any monetary penalty associated with a violation of law.
					Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

Freeport-McMoRan Inc.	FCX	35671D857	6/6/2017
1. Elect eight directors: 01. Richard C. Adkerson, 02. Gerald J. Ford, 03. Lydia H. Kennard, 04. Andrew Langham, 05. Jon C. Madonna, 06. Courtney Mather, 07. Dustan E. McCoy, 08. Frances Fragos Townsend.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of Company's names executive officers.	Issuer	Yes	For	For

Goldman Sachs Group, Inc.	GS	38141G104	4/28/2017
1. To elect eleven directors: A. Lloyd C. Blankfein, B. M. Michele Burns, C. Mark A. Flaherty, D. William W. George, E. James A. Johnson, F. Ellen J. Kullman, G. Lakshmi N. Mittal, H. Adebayo O. Oguniesi, I. Peter Oppenheimer, J. David A. Viniar, K. Mark O. Winkelman.
					Issuer	No
				2. Advisory vote to approve executive compensation.	Issuer	No
				3. Advisory vote on the frequency of Say on Pay.	Issuer	No
				4. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2017.	Issuer	No

JP Morgan Chase & Co.	JPM	46625H100	5/16/2017
1. To elect twelve directors: a. Linda B. Bammann, b. James A. Bell, c. Crandall C. Bowles, d. Stephen B. Burked, e. Todd A. Combs, f. James S. Crown, g. James Dimon, h. Timothy P. Flynn, i. Laban P. Jackson, Jr., j. Michael A. Neal, k. Lee R. Raymond, l. William C. Weldon.
					Issuer	Yes	For	For
				2. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				3. Ratification of PricewaterhouseCoopers LLP as company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. Advisory vote on frequency of advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				5. Stockholder proposal regarding an independent board chairman.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding vesting for government service.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding gender pay equity.	Security Holder	Yes	Against	For
				9. Stockholder proposal regarding how votes are counted.	Security Holder	Yes	Against	For
				10. Stockholder proposal regarding special shareowner meetings.	Security Holder	Yes	Against	For

Lam Research Corporation	LRCX	512807108	11/9/2016
1. To elect nine directors: 01. Martin B. Anstice, 02. Eric K. Brandt, 03. Michael R. Cannon, 04. Youssef A. El-Mansy, 05. Christine A.Heckart, 06. Catherine P. Leggo, 07. Stephen G. Newberry, 08. Abhijit Y. Talwalkar, 09. Rick L. Tsai.
					Issuer	Yes	For	For

2. Elect two additional directors, subject to and contingent upon the acquisition of KLA-Tenco Corporation being consummated prior to 2016 annual meeting of stockholders: 10. John T. Dickson, 11. Gary B. Moore.
					Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of the named executive officers of Lam Research.	Issuer	Yes	For	For
				4. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2017.	Issuer	Yes	For	For

Lowes Companies, Inc.	LOW	548661107	6/2/2017
1. Elect eleven directors: 01. Raul Alvarez, 02. Angela F. Braly, 03. Sandra B. Cochran, 04. Laurie Z. Douglas, 05. Richard W. Dreiling, 06. Robert L. Johnson, 07. Marshall O. Larsen, 08. James H. Morgan, 09. Robert A. Niblock, 10. Bertram L. Scott, 11. Eric C. Wiseman.
					Issuer	No
				2. Advisory vote to approve Lowe's named executive officer compensation in fiscal 2016.	Issuer	No
				3. Advisory vote on the frequency of future advisory votes to approve Lowe's named executive officer compensation	Issuer	No
				4. Ratification of the appointment of Deloitte & Touche LLP as Lowe's independent registered public accounting firm for fiscal 2017.	Issuer	No
				5. Stockholder proposal regarding the feasibility of setting renewable energy sourcing target.	Security Holder	No

Micron Technology, Inc.	MU	595112103	1/18/2017	1. Elect seven directors: 1. Robert L. Bailey, 2. Richard M. Beyer, 3. Patrick J. Byrne, 4. D. Mark Duncan, 5. Mercedes Johnson, 6. Lawrence N. Mondry, 7. Robert E. Switz.	Issuer	Yes	For	For
				2. Approve Company's amended and restated 2007 equity incentive plan and increase the shares reserved for issuance thereunder by 30,000,000.	Issuer	Yes	Against	Against
				3. Ratify the adoption of Company's section 382 rights agreement.	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the fiscal year ending August 31, 2017.	Issuer	Yes	For	For
				5. Approve a non-binding resolution to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Mohwak Industries, Inc.	MHK	608190104	5/18/2017	1. Elect three directors: 1. Mr. Ill, 2. Mr. Lorberbaum, 3. Dr. Smith Bogart.	Issuer	No

				2. Ratify the selection of KPMG LLP as the Company's independent registered public accounting firm.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Advisory vote on the frequency of future advisory votes on executive compensation to 1 year.	Issuer	No
				5. Approval of Mohawk Industries, Inc. 2017 incentive plan.	Issuer	No

Morgan Stanley	MS	617446448	5/22/2017
1. Elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Dennis M. Nally, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, Jr.
					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approve the compensation of executives.	Issuer	Yes	For	For
				4. Vote on the frequency of holding a non-binding advisory vote on the compensation of executives to 1 year.	Issuer	Yes	For	For
				5. Approve the amended and restated equity incentive compensation plan to increase the number of authorized shares and extend the term.	Issuer	Yes	Against	Against
				6. Approve the amended and restated director's equity capital accumulation plan to increase the number of authorized shares.	Issuer	Yes	For	For
				7. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Nvidia Corporation	NVDA	67066G104	5/23/2017
1. Elect twelve directors: a. Robert K. Burgess, b. Tench Coxe, c. Persis S. Drell, d. James C. Gaither, e. Jen-Hsun Huang, f. Dawn Hudson, g. Harvey C. Jones, h. Michael G. McCaffery, i. William J. Miller, j. Mark L. Perry, k. A. Brooke Seawell, l. Mark A. Stevens.
					Issuer	No
				2. Approval of executive compensation.	Issuer	No
				3. Approval of the frequency of holding a vote on executive compensation to 1 year.	Issuer	No
				4. Ratification of selection of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for fiscal year 2018.	Issuer	No

Petroleo Brasileiro	PBR	71654V408	11/30/2016
1. Election of a member of the Board of Directors by minority shareholders, holding common shares, in compliance with article 150 of the Brazilian Corporation law and article 25 of the Bylaws, Mr. Marcelo Mesquita de Siqueira Filho.
					Issuer	Yes	For	For

2. Proposal for approval of the sale of 90% of the stake owned by Petrobras in the Nova Transportation do Sudeste-NTS for the Nova Infraestrutura Fundo de Investimento em Participacoes, and equity fund managed by Brookfield Asset Management Investment Brazil Ltda., immediately after the completion of the corporate reorganization involving the NTS and the Transportadora Associada de Gas-Tag, under implementation.
					Issuer	Yes	For	For
				3. Proposal for Petrobras waiver it's preemptive right to subsribe in the debentures convertible into shares that will be issued in due course by NTS as a subsidiary of Petrobras.	Issuer	Yes	For	For
				4. Proposed reform of Bylaws of Petrobras.	Issuer	Yes	For	For
				5. Consolidation of the Bylaws to reflect the approved changes.	Issuer	Yes	For	For

Prudential Financial, Inc.	PRU	744320102	5/9/2017
1. Elect twelve directors: A. Thomas J. Baltimore, Jr., B. Gilbert F. Casellas, C. Mark B. Grier, D. Martina Hund-Mejean, E. Karl J. Krapek, F. Peter R. Lighte, G. George Paz, H. Sandra Pianalto, I. Christine A. Poon, J. Douglas A. Scovanner, K. John R. Strangfeld, L. Michael A. Todman.
					Issuer	Yes	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2017.	Issuer	Yes	For	For

				3. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				4. Advisory vote on frequency of executive officer compensation non-binding votes to 1 year.	Issuer	Yes	For	For
				5. Shareholder proposal regarding an independent board chairman.	Security Holder	Yes	Against	For

Tata Motors Limited	TTM	876568502	8/9/2016
1. Receive, consider and adopt: A. The audited financial statements of the Company for the financial year ended March 31, 2016 together with the reports of the directors and the auditors thereon, B. The audited consolidated financial statements of the Company for the financial year ended March 31, 2016, together with the report of the auditors thereon.
					Issuer	No
				2. Declare a dividend on ordinary shares and 'A' ordinary shares.	Issuer	No
				3. Appoint a director in place of Mr. Ravindra Pisharody who retires by rotation and being eligible, offers himself for re-appointment.	Issuer	No
				4. Ratification of auditors appointment.	Issuer	No
				5. Appointment of Mr. Guenter Butschek as a director.	Issuer	No
				6. Appointment of Mr. Guenter Butschek as the chief executive officer and managing director.	Issuer	No
				7. Re-appointment of Mr. Ravindra Pisharody, executive director (commercial vehicles) and payment of remuneration.	Issuer	No
				8. Re-appointment of Mr. Satish Borwankar, executive director (quality) and payment of remuneration.	Issuer	No
				9. Payment of remuneration to the cost auditor.	Issuer	No
				10. Offer or invite for subscription of non-convertible debentures on a private placement basis.	Issuer	No

Teradyne, Inc.	TER	880770102	5/6/2017	1. Elect eight directors: A. Michael A. Bradley, B. Daniel W. Christman, C. Edwin J. Gillis, D. Timothy E. Guertin, E. Mark E. Jagiela, F. Mercedes Johnson, G. Paul J. Tufano, H. Roy A. Vallee.	Issuer	Yes	For	For
				2. Approve, in a non-binding, advisory vote, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Approve, in a non-binding, advisory vote, the frequency of an advisory vote on the compensation of the Company's named executives to 1 year.	Issuer	Yes	For	For
				4. Ratify the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	Yes	For	For

United Rentals, Inc.	URI	911363109	5/4/2017
1. Elect nine directors: a. Jenne K. Britell, b. Jose B. Alvarez, c. Bobby J. Griffin, d. Michael J. Kneeland, e. Singleton B. McAllister, f. Jason D. Papastavrou, g. Filippo Passerini, h. Donald C. Roof, i. Shiv Singh.
					Issuer	No
				2. Ratification of Appointment of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2017.	Issuer	No
				3. Approve executive compensation on an advisory basis.	Issuer	No
				4. Advisory vote on whether an advisory vote on executive compensation should be held every one, two or three years with one year being the recommendation.	Issuer	No
				5. Consider the Company's proposal to amend the Company's restated certificate of incorporation to remove supermajority voting requirements.	Issuer	No
				6. Stockholder proposal regarding special shareowner meetings.	Security Holder	No

7. Consider the Company's proposal to amend the Company's restated certificate of incorporation to allow amendment to By-laws granting stockholders holding 25% or more the ability to call special meetings of stockholders.
					Issuer	No

Vale S.A	VALE	91912E105	8/12/2016
1.1 Ratification of the appointment of an effective and an alternate members of the board of directors, on the meetings of the board of directors held on 04/27/2016 and 05/25/2016, respectively, in accordance with the article 11, section 10 of Vale's by-laws.
					Issuer	No
				1.2 Proposal to include a new section 4 in article 26 of Vale's by-laws regarding the age limitation to the exercise of functions of member of the executive board of the company.	Issuer	No

1.3 Proposal to amend the sole paragraph of article 9 of Vale's by-laws in order to establish that any person appointed by the chairman of the board of directors may serve as chairman of the shareholders general meetings in the case of temporary absence or impediment of the chairman or vice-chairman of the board of directors or their respective alternates.
					Issuer	No

Vale S.A	VALE	91912E105	4/20/2017	1.1. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year ending December 31, 2016.	Issuer	No
				1.2. Proposal for the destination of profits of the fiscal year of 2016.	Issuer	No

1.3. Appointment of the members of the Board of Directors: Effectives: Gueitiro Matsuo Genso, Dan Antonio Marinho Conrado, Marcel Juviniano Barros, Eduardo Refinetti Guardia, Fernando Jorge Buso Gomes, Denise Pauli Pavarina, Shinichiro Omachi, Oscar Augusto Camargo Filho, Eduardo de Salles Bartolomeo: Alternates: Gilberto Antonio Vieira, Arthur Prada Silva, Francisco Ferreira Alexandre, Robson Rocha, Moacir Nachbar Junior, Luiz Mauricio Leuzinger, Yoshitomo Nishimitsu, Eduardo de Oliveira Rodrigues Filho.
					Issuer	No
				1.4 Appointment of the members of the fiscal council: Effectives: Marcelo Amaral Moraes, Marcus Vinicius Dias Severini, Eduardo Cesar Pasa: Alternates: Sergio Mamede Rosa do Nasciemento.	Issuer	No
				1.5 Establishment of the global remuneration of the Senior Management members, Fiscal Council members and Advisory Committee members for 2017.	Issuer	No
				1.5.2 Establishment of the remuneration of the Fiscal Council members for 2017.	Issuer	No

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ David C. Fietze
David C. Fietze, President

Date	August 31, 2017

* Print the name and title of each signing officer under his or her signature.